Exhibit 99.2

3097 Satellite Blvd., Ste. 230, Duluth, GA 30096

770.497.9100

January 9, 2026

Tricon Residential 2026-SFR1 Trust

c/o Tricon American Homes

7 St. Thomas Street, Suite 801

Toronto, Ontario M5S 2B7, Canada

RE: Tricon Residential 2026-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Tricon American Homes LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 471 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

Mainstay National Title LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
91200573	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201120	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200441	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200493	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201209	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200568	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200676	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200718	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200783	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201020	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201191	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201417	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200461	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200524	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200623	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200741	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200745	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200769	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200903	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200906	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201089	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200669	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200704	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200898	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201116	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200429	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200506	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200869	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200876	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200931	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200976	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200999	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201106	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201199	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201276	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201303	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201376	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201421	XXXXXXXX	APPARENT NON-HOA PROPERTY
91200598	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 6

91200962	XXXXXXXX	APPARENT NON-HOA PROPERTY
91201233	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110230	XXXXXXXX	APPARENT NON-HOA PROPERTY
92300025	XXXXXXXX	APPARENT NON-HOA PROPERTY
92300046	XXXXXXXX	APPARENT NON-HOA PROPERTY
92300120	XXXXXXXX	APPARENT NON-HOA PROPERTY
92300183	XXXXXXXX	APPARENT NON-HOA PROPERTY
92300178	XXXXXXXX	APPARENT NON-HOA PROPERTY
92300203	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110188	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110231	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110051	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110100	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110127	XXXXXXXX	APPARENT NON-HOA PROPERTY
30110207	XXXXXXXX	APPARENT NON-HOA PROPERTY
10210091	XXXXXXXX	APPARENT NON-HOA PROPERTY
10210105	XXXXXXXX	APPARENT NON-HOA PROPERTY
10210029	XXXXXXXX	APPARENT NON-HOA PROPERTY
10110251	XXXXXXXX	APPARENT NON-HOA PROPERTY
10110266	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200336	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200142	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200155	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200171	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200288	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200313	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200153	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200185	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200254	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200279	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200299	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200532	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200001	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200009	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200027	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200071	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200073	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200130	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200167	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200168	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200199	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 7

92200213	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200242	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200248	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200270	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200292	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200304	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200363	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200440	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200511	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200523	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200540	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200200	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200241	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700286	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700380	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700651	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700306	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701148	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200132	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200141	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200208	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200218	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200295	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700384	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700553	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701409	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200026	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200063	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200088	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200097	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200104	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200111	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200117	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200122	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200124	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200135	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200151	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200160	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200217	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200297	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200307	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 8

40200336	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700346	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700452	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700460	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700756	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701141	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701156	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701378	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200020	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200065	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200166	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200229	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200243	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200257	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700326	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700626	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701390	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701229	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701236	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500089	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500182	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500264	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500005	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500120	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500158	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500159	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500161	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500267	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500286	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500466	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500506	XXXXXXXX	APPARENT NON-HOA PROPERTY
92501114	XXXXXXXX	APPARENT NON-HOA PROPERTY
92501116	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500139	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500151	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200103	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700423	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200016	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200021	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200058	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200061	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 9

40200121	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200171	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200181	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200189	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200202	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200207	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200220	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200234	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200245	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200246	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200251	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200256	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200285	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200286	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700395	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700405	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700693	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701128	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701169	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200183	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200034	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200045	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200067	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200073	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200085	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200099	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200119	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200129	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200149	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200158	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200193	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200215	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200239	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200244	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200329	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701162	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701228	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200094	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200312	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200040	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200101	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 10

40200134	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200180	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200319	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701111	XXXXXXXX	APPARENT NON-HOA PROPERTY
91701270	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200127	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200187	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200194	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200271	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200309	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200005	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200150	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200153	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200167	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200192	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200206	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200212	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200255	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200258	XXXXXXXX	APPARENT NON-HOA PROPERTY
40200325	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700479	XXXXXXXX	APPARENT NON-HOA PROPERTY
91700509	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500079	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500246	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500091	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500092	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500215	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500301	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500070	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500076	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500399	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500168	XXXXXXXX	APPARENT NON-HOA PROPERTY
92501112	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200075	XXXXXXXX	APPARENT NON-HOA PROPERTY
92200096	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500400	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500421	XXXXXXXX	APPARENT NON-HOA PROPERTY
92500484	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802237	XXXXXXXX	APPARENT NON-HOA PROPERTY
91803038	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802891	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 11

80110582	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110234	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110460	XXXXXXXX	APPARENT NON-HOA PROPERTY
91800781	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110037	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110118	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110329	XXXXXXXX	APPARENT NON-HOA PROPERTY
91801446	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802102	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802122	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802145	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110041	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110343	XXXXXXXX	APPARENT NON-HOA PROPERTY
91801644	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110198	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110265	XXXXXXXX	APPARENT NON-HOA PROPERTY
91801811	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802159	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802033	XXXXXXXX	APPARENT NON-HOA PROPERTY
91801331	XXXXXXXX	APPARENT NON-HOA PROPERTY
91800803	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802546	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110444	XXXXXXXX	APPARENT NON-HOA PROPERTY
91801395	XXXXXXXX	APPARENT NON-HOA PROPERTY
91800642	XXXXXXXX	APPARENT NON-HOA PROPERTY
91800516	XXXXXXXX	APPARENT NON-HOA PROPERTY
91801224	XXXXXXXX	APPARENT NON-HOA PROPERTY
91802388	XXXXXXXX	APPARENT NON-HOA PROPERTY
91803254	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110158	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110449	XXXXXXXX	APPARENT NON-HOA PROPERTY
80110576	XXXXXXXX	APPARENT NON-HOA PROPERTY
91800404	XXXXXXXX	APPARENT NON-HOA PROPERTY
91800499	XXXXXXXX	APPARENT NON-HOA PROPERTY
91900527	XXXXXXXX	APPARENT NON-HOA PROPERTY
91900385	XXXXXXXX	APPARENT NON-HOA PROPERTY
91900339	XXXXXXXX	APPARENT NON-HOA PROPERTY
91500756	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590147	XXXXXXXX	APPARENT NON-HOA PROPERTY
91500188	XXXXXXXX	APPARENT NON-HOA PROPERTY
50110588	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 12

50110718	XXXXXXXX	APPARENT NON-HOA PROPERTY
50110790	XXXXXXXX	APPARENT NON-HOA PROPERTY
50110809	XXXXXXXX	APPARENT NON-HOA PROPERTY
50110896	XXXXXXXX	APPARENT NON-HOA PROPERTY
50110929	XXXXXXXX	APPARENT NON-HOA PROPERTY
50111055	XXXXXXXX	APPARENT NON-HOA PROPERTY
91500424	XXXXXXXX	APPARENT NON-HOA PROPERTY
91500746	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590071	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590264	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590282	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590365	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590434	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590465	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590552	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590614	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590669	XXXXXXXX	APPARENT NON-HOA PROPERTY
91590202	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610339	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610593	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610604	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610609	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610077	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610079	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610080	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610091	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610095	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610098	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610100	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610143	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610149	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610170	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610174	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610175	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610204	XXXXXXXX	APPARENT NON-HOA PROPERTY
70610219	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610380	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610401	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610416	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610428	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610472	XXXXXXXX	APPARENT NON-HOA PROPERTY

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90610495	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610570	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610571	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610572	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610582	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610595	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610611	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610613	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610507	XXXXXXXX	APPARENT NON-HOA PROPERTY
90610559	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310003	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310038	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310039	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310040	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310054	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310094	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310100	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310107	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310109	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310146	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310169	XXXXXXXX	APPARENT NON-HOA PROPERTY
70500010	XXXXXXXX	APPARENT NON-HOA PROPERTY
70500034	XXXXXXXX	APPARENT NON-HOA PROPERTY
70500035	XXXXXXXX	APPARENT NON-HOA PROPERTY
70500063	XXXXXXXX	APPARENT NON-HOA PROPERTY
70500074	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310008	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310012	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310104	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310131	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310134	XXXXXXXX	APPARENT NON-HOA PROPERTY
30310153	XXXXXXXX	APPARENT NON-HOA PROPERTY
70500027	XXXXXXXX	APPARENT NON-HOA PROPERTY
91100043	XXXXXXXX	APPARENT NON-HOA PROPERTY
91100305	XXXXXXXX	APPARENT NON-HOA PROPERTY
70710088	XXXXXXXX	APPARENT NON-HOA PROPERTY
90710235	XXXXXXXX	APPARENT NON-HOA PROPERTY
70710014	XXXXXXXX	APPARENT NON-HOA PROPERTY
70710154	XXXXXXXX	APPARENT NON-HOA PROPERTY
70710158	XXXXXXXX	APPARENT NON-HOA PROPERTY
90710256	XXXXXXXX	APPARENT NON-HOA PROPERTY

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90710269	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900869	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900818	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901005	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901065	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901200	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901389	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900896	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900920	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901055	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901165	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901541	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900957	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901218	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901276	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900107	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901417	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900632	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900947	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900950	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901097	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901262	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901272	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900938	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901031	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901555	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900852	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900669	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901051	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901084	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901155	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900526	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900691	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900755	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900756	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900825	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901050	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901074	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901136	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901238	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901252	XXXXXXXX	APPARENT NON-HOA PROPERTY

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90901279	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900983	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900990	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900806	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900851	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901430	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901560	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901287	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901561	XXXXXXXX	APPARENT NON-HOA PROPERTY
70710148	XXXXXXXX	APPARENT NON-HOA PROPERTY
90800508	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901386	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900294	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900507	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900548	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900675	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900695	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900700	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900717	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900743	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900753	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900754	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900874	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900951	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900955	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900995	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901002	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901021	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901040	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901068	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901101	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901118	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901160	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901162	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901405	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901414	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901427	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901234	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900976	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900382	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900648	XXXXXXXX	APPARENT NON-HOA PROPERTY

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90900778	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900910	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900965	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901119	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901127	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901133	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901151	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901203	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901270	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901076	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901250	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900723	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900598	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900532	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900617	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900766	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900893	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900671	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900773	XXXXXXXX	APPARENT NON-HOA PROPERTY
90901059	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900560	XXXXXXXX	APPARENT NON-HOA PROPERTY
90900811	XXXXXXXX	APPARENT NON-HOA PROPERTY

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